Acquisitions - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities (Parentheticals) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
NCDC [Member]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities [Line Items]
Cash	$ 2,119